CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 4,116	$ 55,798
Accounts receivable	0	69,146
Other receivables	882,683	956,164
Prepayments and other current assets	37,889	60,565
Amount due from related parties	0	776,998
Inventories	60,825	119,976
Total Current Assets	985,513	2,038,647
Non-current assets
Property and equipment, net	372,475	154,986
Long-term prepayments	0	45,841
Total Assets	1,357,988	2,239,474
Current liabilities
Accounts payable	59,606	106,302
Other payables and accrued expenses	64,847	434,016
Income taxes payable	57,459	203,130
Amount due to related parties	429,650	69,194
Total Current Liabilities	611,562	812,642
Total Liabilities	611,562	812,642
Commitments
Shareholders’ equity
Common Stock (0.001 par value, 100,000,000 shares authorized, 13,333,334 shares issued and outstanding as of December 31, 2017 and 2016, respectively)	13,333	13,333
Additional paid-in capital	783,207	783,207
Statutory reserve	74,956	74,956
(Accumulated deficit) retained earnings	(84,048)	661,612
Accumulated other comprehensive loss	(41,022)	(106,276)
Total Shareholders’ Equity	746,426	1,426,832
Total Liabilities and Shareholders’ Equity	$ 1,357,988	$ 2,239,474